Capital Management	12 Months Ended
Mar. 31, 2025
Dividends [Abstract]
Capital Management	Capital Management
Share Buyback Purchase Programs
On 13 November 2024, the Company announced a new share buyback program to acquire up to US$300 million of its outstanding shares through 31 October 2025. Between November 2023 and October 2024, the Company completed its previously announced share buyback program, including the June 2024 US$50 million increase to such program, and acquired approximately US$300 million of its outstanding shares.
Below is the activity under these programs:

In Millions, except price per share	Total Number of Shares Purchased	Average Price Paid per Share (US$)	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet be Purchased Under the Program (US$)
Total as of 31 March 2024	12.5		12.5
1 April 2024 - 30 April 2024	—	$—	—	$99.8
1 May 2024 - 31 May 2024	0.9	$31.43	0.9	$72.3
1 June 2024 - 30 June 2024	1.5	$31.41	1.5	$74.8
1 July 2024 - 31 July 2024	—	$—	—	$74.8
1 August 2024 - 31 August 2024	1.0	$35.26	1.0	$39.2
1 September 2024 - 30 September 2024	1.1	$36.39	1.1	$—
1 October 2024 - 31 October 2024	—	$—	—	$—
1 November 2024 - 30 November 2024	—	$—	—	$300.0
1 December 2024 - 31 December 2024	—	$—	—	$300.0
1 January 2025 - 31 January 2025	—	$—	—	$300.0
1 February 2025 - 28 February 2025	—	$—	—	$300.0
1 March 2025 - 31 March 2025	—	$—	—	$300.0
Total as of 31 March 2025	17.0		17.0